NET INCOME PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income-basic (numerator):
Net income allocated to the entity's shareholders	$ 1,965	$ 4,790	$ 9,773
Net income allocated ordinary shareholders	1,965	4,790	7,410
Shares (denominator):
Weighted average ordinary shares outstanding used in computing basic net income per share-basic	131,316,004	137,745,176	80,407,581
Effect of dilutive securities:
Plus incremental weighted average ordinary shares from assumed conversions of stock options and nonvested shares using the treasury stock method	460,203	4,523,737	2,368,785
Weighted average ordinary shares outstanding used in computing diluted net income per share-diluted	131,776,207	142,268,913	82,776,366
Net income per ordinary share-basic (in dollars per share)	$ 0.01	$ 0.03	$ 0.09
Net income per ordinary share-diluted (in dollars per share)	$ 0.01	$ 0.03	$ 0.09
Series A1 preferred shares
Net income-basic (numerator):
Net income allocated to preferred shareholders			1,678
Series A2 preferred shares
Net income-basic (numerator):
Net income allocated to preferred shareholders			$ 685